Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of service-based RSUs activities
The following table presents a summary of the Group’s RSUs activities for the years ended December 31, 2023, 2024 and 2025:

	Employees	Consultants	Total	Weighted Average Granted fair value
	(In thousands)	(In thousands)	(In thousands)	US$
Outstanding at January 1, 2023	1,932	35	1,967	24.59
Granted	8,796	—	8,796	18.72
Vested	—	(23)	(23)	24.59
Forfeited	(1,059)	—	(1,059)	22.10

Unvested at December 31, 2023	9,669	12	9,681	19.53

Outstanding at January 1, 2024	9,669	12	9,681	19.53
Granted	10,841	1	10,842	17.14
Vested	(689)	(12)	(701)	24.59
Forfeited	(2,547)	—	(2,547)	17.37

Unvested at December 31, 2024	17,274	1	17,275	18.14

Outstanding at January 1, 2025	17,274	1	17,275	18.14
Granted	8,388	—	8,388	23.06
Vested	(2,931)	(1)	(2,932)	17.32
Forfeited	(2,853)	—	(2,853)	20.29

Unvested at December 31, 2025	19,878	—	19,878	20.03

Schedule of share options activities
The following table presents a summary of the Group’s share options activities for the years ended December 31, 2023, 2024 and 2025:

	Employees	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)
Outstanding at January 1, 2023	21,715	195	21,910	2.0283	4.70	3,305,336
Granted	—	—	—	—
Exercised	(2,147)	(64)	(2,211)	0.0001
Forfeited	(1,760)	—	(1,760)	0.1443

Outstanding at December 31, 2023	17,808	131	17,939	2.4701	3.79	1,232,411

Outstanding at January 1, 2024	17,808	131	17,939	2.4701	3.79	1,232,411
Granted	—	—	—	—
Exercised	(3,689)	(7)	(3,696)	0.3911
Forfeited	(1,119)	(14)	(1,133)	0.6909

Outstanding at December 31, 2024	13,000	110	13,110	1.6543	2.85	1,550,782

Outstanding at January 1, 2025	13,000	110	13,110	1.6543	2.85	1,550,782
Granted	—	—	—	—
Exercised	(1,634)	(26)	(1,660)	0.5527
Forfeited	(400)	—	(400)	3.7190

Outstanding at December 31, 2025	10,966	84	11,050	1.7386	1.87	1,774,828

Exercisable at December 31, 2025	8,821	59	8,880	1.8711	1.71	1,290,266